Class A Common Stock Subject to Possible Redemption (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) shares
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares	29,747,033	29,747,033
Common stock subject to possible redemption, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares) | shares	29,521,810	29,521,810	25,729,542
Plus:
Class A common stock subject to possible redemption	$ 480,631,000	$ 480,631,000	$ 394,408,000
AMCI ACQUISITION CORP. II
Plus:
Accretion of carrying value to redemption value	$ (18,406,092)
Subsequent remeasurement of Class A common stock subject to possible redemption		$ (1,113,633)
Class A Common stock
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares		280,000,000
Common stock subject to possible redemption, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per common stock subject to possible redemption | vote		1
Common stock subject to possible redemption, outstanding (in shares) | shares	15,000,000	15,000,000
Class A Common stock | AMCI ACQUISITION CORP. II
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 150,000,000
Less:
Fair value of Public Warrants at issuance	(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption	(13,306,092)
Plus:
Accretion of carrying value to redemption value	18,406,092
Class A common stock subject to possible redemption	$ 150,000,000
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common stock subject to possible redemption, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares) | shares	15,000,000	15,000,000
Class A Common Stock Subject to Redemption | AMCI ACQUISITION CORP. II
Plus:
Class A common stock subject to possible redemption	$ 150,000,000	$ 151,113,633
Subsequent remeasurement of Class A common stock subject to possible redemption		$ 1,113,633